Derivative Financial Instruments and Risk Management Policies - Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Percentage of net debt plus commitments pegged to fixed interest rates for a period greater than one year	75.20%	74.60%
Percentage of net debt at floating rates or at fixed rates maturing in under one year	24.80%
Percentage of net debt at floating rates or at fixed rates maturing in under one year with collared interest rates over one year	1.20%	1.10%
Net financial results	€ 1,558
Increase (decrease) in net financial results from prior year	€ (274)